Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 30,081	$ 23,512	$ 20,544	$ 22,432	$ 17,613	$ 15,502	$ 15,038	$ 12,923	$ 11,270	$ 9,425	$ 35,287
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	30,054	23,490	20,684	22,754	18,000	15,960	15,602	13,508	11,870	10,000	$ 35,255
Class R
Account Value [Line Items]
Line Graph and Table Measure Name											Class R
Accumulated Value	31,201	24,450	21,423	23,443	18,455	16,278	15,836	13,646	11,928	10,000	$ 36,503
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	32,971	25,665	22,343	24,293	19,003	16,650	16,086	13,782	11,991	10,000	$ 38,806
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name											Class Y
Accumulated Value	32,644	25,449	22,182	24,158	18,921	16,614	16,079	13,782	11,991	10,000	$ 38,369
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	31,958	25,334	22,076	25,458	19,135	15,757	15,553	12,934	11,144	10,000	$ 37,020
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	31,958	25,334	22,076	25,458	19,135	15,757	15,553	12,934	11,144	10,000	$ 37,020
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	31,958	25,334	22,076	25,458	19,135	15,757	15,553	12,934	11,144	10,000	$ 37,020
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	31,958	25,334	22,076	25,458	19,135	15,757	15,553	12,934	11,144	10,000	$ 37,020
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	31,958	25,334	22,076	25,458	19,135	15,757	15,553	12,934	11,144	10,000	$ 37,020
Putnam Focused Equity Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Putnam Focused Equity Linked Benchmark
Accumulated Value	30,793	24,221	20,890	23,532	17,941	14,713	14,572	13,269	11,270	10,000	$ 35,683
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	33,721	26,524	22,876	25,770	19,647	16,112	15,655	13,082	11,255	10,000	$ 39,076
Putnam Focused Equity Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Putnam Focused Equity Linked Benchmark
Accumulated Value	30,793	24,221	20,890	23,532	17,941	14,713	14,572	13,269	11,270	10,000	$ 35,683
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	33,721	26,524	22,876	25,770	19,647	16,112	15,655	13,082	11,255	10,000	$ 39,076
Putnam Focused Equity Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Putnam Focused Equity Linked Benchmark
Accumulated Value	30,793	24,221	20,890	23,532	17,941	14,713	14,572	13,269	11,270	10,000	$ 35,683
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	33,721	26,524	22,876	25,770	19,647	16,112	15,655	13,082	11,255	10,000	$ 39,076
Putnam Focused Equity Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Putnam Focused Equity Linked Benchmark
Accumulated Value	30,793	24,221	20,890	23,532	17,941	14,713	14,572	13,269	11,270	10,000	$ 35,683
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	33,721	26,524	22,876	25,770	19,647	16,112	15,655	13,082	11,255	10,000	$ 39,076
Putnam Focused Equity Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Putnam Focused Equity Linked Benchmark
Accumulated Value	30,793	24,221	20,890	23,532	17,941	14,713	14,572	13,269	11,270	10,000	$ 35,683
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	$ 33,721	$ 26,524	$ 22,876	$ 25,770	$ 19,647	$ 16,112	$ 15,655	$ 13,082	$ 11,255	$ 10,000	$ 39,076